Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties

13. Related Parties

As of March 31, 2021, and December 31, 2020, Pfizer held 27,349,211 shares of common stock and had nominated two members to our board of directors. For additional information on our license agreement with Pfizer, please read Note 4, Pfizer License Agreement, to these condensed consolidated financial statements.

As of March 31, 2021, and December 31, 2020, Bain Investor held 60,632,356 shares of common stock and had nominated four members to our board of directors.

Management Agreement

Following the closing of the Business Combination, we entered into a new management agreement with Bain Capital Private Equity, LP and Bain Capital Life Sciences, LP providing for the expense reimbursement and indemnification of such entities.

18. Related Party Transactions

As of December 31, 2020, Pfizer held 27,349,211 shares of common stock and had appointed two members to our board of directors. As of December 31, 2019, after the retroactive impact of the Business Combination Transaction, Pfizer held 10,940,449 shares of common stock and had appointed two members to our board of directors. For additional information on our license agreement with Pfizer, please read Note 6, Pfizer License Agreement, to these consolidated financial statements.

As of December 31, 2020, Bain Investor held 60,632,356 shares of common stock and had appointed four members to our Board of Directors. As of December 31, 2019, after the retroactive impact of the Business Combination Transaction, Bain Investor held 49,961,943 shares of common stock and had appointed three members to our board of directors.

Management Agreement

In connection with the initial financing, on the Formation Transaction Date, we entered into an agreement with Bain Capital Private Equity, LP and Bain Capital Life Sciences, LP, which are entities related to Bain Investor, whereby such entities will provide certain management services to us for a fee of $1.0 million per year, paid in quarterly, non-refundable installments (Management Agreement).

This agreement obligated to pay such entities, in the aggregate, a $5.0 million fee upon the completion of a qualified public offering or change of control transaction, less any quarterly fees previously paid to such entities. Upon completion of our Business Combination Transaction, described in Note 3, Business Combination, of our audited consolidated financial statements, we paid the remaining approximately $3.0 million of management fees payable under the Management Agreement and no additional fees remain payable pursuant to this agreement. Inclusive of this final payment made under the Management Agreement, we incurred management fees to Bain Capital Private Equity, LP and Bain Capital Life Sciences, LP totaling $3.8 million and $1.0 million during the years ended December 31, 2020 and 2019, respectively.

Following the closing of the Business Combination, we entered into a new management agreement with Bain Capital Private Equity, LP and Bain Capital Life Sciences, LP providing for the expense reimbursement and indemnification of such entities.